Preferred Stock (Narrative) (FY) (Details) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 12, 2016	Mar. 14, 2014
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Number preferred stock, shares designated to convert into convertible stock				293	6,175
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Maximum
Beneficial ownership percentage of common stock outstanding				9.99%
Series A Convertible Preferred Stock
Preferred stock, shares authorized		6,175	6,175
Preferred stock, par value		$ 0.001	$ 0.001		$ 1,000
Common stock, shares issued upon conversion of each convertible preferred stock				2,000
Series B Convertible Preferred Stock
Preferred stock, shares authorized		293	293
Preferred stock, par value		$ 0.001	$ 0.001	$ 1,000